Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Communication Services: 11.9%
13,017	(1)	Alphabet, Inc. - Class A	$ 37,670,547	2.5
275,564	(1)	Facebook, Inc.- Class A	104,543,471	7.0
84,006	(1)	ROBLOX Corp.	6,892,692	0.5
220,100	(1)	Snap, Inc.	16,751,811	1.1
72,192	(1)	Take-Two Interactive Software, Inc.	11,638,794	0.8
			177,497,315	11.9

		Consumer Discretionary: 16.2%
19,201	(1)	Amazon.com, Inc.	66,642,639	4.5
10,696	(1)	Chipotle Mexican Grill, Inc.	20,358,018	1.4
136,208		Darden Restaurants, Inc.	20,519,735	1.4
150,746	(1)	Expedia Group, Inc.	21,782,797	1.5
258,406		Nike, Inc. - Class B	42,569,804	2.8
38,545	(1)	O'Reilly Automotive, Inc.	22,898,813	1.5
206,890		Ross Stores, Inc.	24,495,776	1.6
272,738	(1)	Royal Caribbean Cruises Ltd.	22,563,615	1.5
			241,831,197	16.2

		Consumer Staples: 3.6%
93,121		Constellation Brands, Inc.	19,661,568	1.3
336,846		Philip Morris International, Inc.	34,695,138	2.3
			54,356,706	3.6

		Financials: 2.8%
81,735		Discover Financial Services	10,480,062	0.7
50,181		MSCI, Inc. - Class A	31,843,859	2.1
			42,323,921	2.8

		Health Care: 10.6%
41,634		Agilent Technologies, Inc.	7,305,518	0.5
18,172	(1)	Align Technology, Inc.	12,883,948	0.9
119,241		AstraZeneca PLC ADR	6,949,366	0.5
67,747		Danaher Corp.	21,960,868	1.5
60,577	(1)	DexCom, Inc.	32,070,675	2.1
133,832		Eli Lilly & Co.	34,567,467	2.3
198,781	(1)	Horizon Therapeutics Plc	21,486,238	1.4
30,777		Teleflex, Inc.	12,171,072	0.8
25,501	(1)	Veeva Systems, Inc.	8,465,822	0.6
			157,860,974	10.6

		Industrials: 6.7%
102,542		Ametek, Inc.	13,942,636	0.9
171,192	(1)	CoStar Group, Inc.	14,506,810	1.0
627,395		CSX Corp.	20,409,159	1.4
110,480		Eaton Corp. PLC	18,600,413	1.2
118,140		Quanta Services, Inc.	12,062,094	0.8
16,709	(1)	TransDigm Group, Inc.	10,150,216	0.7
84,867		Waste Connections, Inc.	10,965,665	0.7
			100,636,993	6.7

		Information Technology: 44.9%
90,765	(1)	Adobe, Inc.	60,240,730	4.0
241,331	(1)	Advanced Micro Devices, Inc.	26,720,168	1.8
650,775		Apple, Inc.	98,807,168	6.6
72,829	(1)	Autodesk, Inc.	22,583,545	1.5
26,252	(1)	Bill.com Holdings, Inc.	7,203,286	0.5
77,147		CDW Corp.	15,476,460	1.0
76,721		Entegris, Inc.	9,217,261	0.6
49,593	(1)	Gartner, Inc.	15,311,343	1.0
72,074		Intuit, Inc.	40,801,812	2.7
437,963		Marvell Technology, Inc.	26,798,956	1.8
16,619		Mastercard, Inc. - Class A	5,753,996	0.4
301,022		Microsoft Corp.	90,872,521	6.1
16,481		Monolithic Power Systems, Inc.	8,156,941	0.5
54,567		Motorola Solutions, Inc.	13,326,353	0.9
35,750		Nvidia Corp.	8,002,637	0.5
53,670	(1)	Paycom Software, Inc.	26,239,263	1.8
170,433	(1)	PayPal Holdings, Inc.	49,197,190	3.3
180,030		Qualcomm, Inc.	26,408,601	1.8
34,146	(1)	RingCentral, Inc.	8,613,670	0.6
45,698	(1)	ServiceNow, Inc.	29,413,061	2.0
25,537	(1)	Twilio, Inc.	9,115,688	0.6
272,617		Visa, Inc. - Class A	62,456,555	4.2
18,512	(1)	Zebra Technologies Corp.	10,869,691	0.7
			671,586,896	44.9

		Materials: 0.9%
23,239		Air Products & Chemicals, Inc.	6,263,143	0.4
68,971		Crown Holdings, Inc.	7,572,326	0.5
			13,835,469	0.9

		Real Estate: 1.5%
62,579		SBA Communications Corp.	22,463,984	1.5

	Total Common Stock
	(Cost $929,733,922)		1,482,393,455	99.1

SHORT-TERM INVESTMENTS: 1.5%
	Mutual Funds: 1.5%
22,975,000	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $22,975,000)	22,975,000	1.5

	Total Short-Term Investments
	(Cost $22,975,000)	22,975,000	1.5

	Total Investments in Securities (Cost $952,708,922)	$ 1,505,368,455	100.6
	Liabilities in Excess of Other Assets	(8,773,313)	(0.6)
	Net Assets	$ 1,496,595,142	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of August 31, 2021.

Voya Large-Cap Growth Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of August 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2021
Asset Table
Investments, at fair value
Common Stock*	$1,482,393,455	$–	$–	$1,482,393,455
Short-Term Investments	22,975,000	–	–	22,975,000
Total Investments, at fair value	$1,505,368,455	$–	$–	$1,505,368,455

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At August 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $960,647,550.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$556,935,544
Gross Unrealized Depreciation	(12,214,639)

Net Unrealized Appreciation	$544,720,905